UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

,
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended June 30, 2024:
John Hancock Mulitmanager Lifestyle Portfolios:
  Multimanager Lifestyle Aggressive Portfolio
  Multimanager Lifestyle Growth Portfolio
  Multimanager Lifestyle Balanced Portfolio
  Multimanager Lifestyle Moderate Portfolio
  Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 1/JILMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$11	0.22%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-1
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 5/JHLMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$9	0.17%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-5
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class A/JALMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$29	0.58%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-A
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class C/JCLMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$65	1.29%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-C
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class I/JTMIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$14	0.28%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-I
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R2/JQLMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$34	0.67%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-R2
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R4/JSLMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$21	0.41%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-R4
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R5/JTLMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$12	0.23%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-R5
6/24
8/24

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R6/JULMX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$9	0.18%
Fund Statistics
Fund net assets	$2,196,950,193
Total number of portfolio holdings	42
Portfolio turnover rate	7%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	92.9%
Equity	38.7%
U.S. large cap	13.4%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	3.8%
U.S. small cap	2.5%
Emerging-market equity	2.0%
Fixed income	49.2%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.6%
Emerging-market debt	5.1%
Bank loan	4.5%
High yield bond	3.9%
Alternative and specialty	5.0%
Sector equity	2.0%
Multi-asset income	1.5%
Absolute return	1.0%
Infrastructure	0.5%
U.S. Government	7.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
97SA-R6
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class 1/JILGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$9	0.18%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-1
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class 5/JHLGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$7	0.13%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-5
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class A/JALGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$28	0.54%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-A
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class C/JCLGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$64	1.24%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-C
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class I/JTGIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$12	0.24%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-I
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class R2/JQLGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$32	0.62%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-R2
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class R4/JSLGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$20	0.38%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-R4
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class R5/JTLGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$9	0.18%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-R5
6/24
8/24

John Hancock Multimanager Lifestyle Growth Portfolio
Class R6/JULGX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$7	0.13%
Fund Statistics
Fund net assets	$8,722,228,332
Total number of portfolio holdings	43
Portfolio turnover rate	4%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	75.8%
U.S. large cap	26.7%
International equity	20.6%
U.S. mid cap	10.1%
U.S. small cap	6.4%
Emerging-market equity	6.0%
Large blend	5.2%
Sector equity	0.8%
Fixed income	14.3%
Intermediate bond	6.1%
Multi-sector bond	2.5%
Emerging-market debt	1.8%
Bank loan	1.5%
High yield bond	1.3%
Short-term bond	1.1%
Alternative and specialty	6.3%
Sector equity	5.7%
Absolute return	0.6%
U.S. Government	3.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
04SA-R6
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class 1/JILCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$13	0.25%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-1
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class A/JALRX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$31	0.61%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-A
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class C/JCLCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$66	1.32%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-C
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class I/JTOIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$16	0.31%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-I
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R2/JQLCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$34	0.68%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-R2
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R4/JSLCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$23	0.46%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-R4
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R5/JTLRX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$13	0.26%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-R5
6/24
8/24

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R6/JULCX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$11	0.21%
Fund Statistics
Fund net assets	$1,671,661,511
Total number of portfolio holdings	32
Portfolio turnover rate	10%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	91.2%
Equity	19.0%
International equity	6.5%
U.S. large cap	4.8%
U.S. mid cap	2.4%
Large blend	2.4%
U.S. small cap	1.9%
Emerging-market equity	1.0%
Fixed income	68.5%
Intermediate bond	33.4%
Multi-sector bond	8.6%
Short-term bond	8.5%
Emerging-market debt	6.8%
Bank loan	6.0%
High yield bond	5.2%
Alternative and specialty	3.7%
Multi-asset income	2.0%
Infrastructure	1.7%
U.S. Government	8.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
98SA-R6
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 1/JILBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$10	0.20%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-1
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 5/JHLAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$8	0.15%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-5
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class A/JALBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$29	0.56%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-A
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class C/JCLBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$64	1.26%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-C
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class I/JTBIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$13	0.26%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-I
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R2/JQLBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$33	0.64%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-R2
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R4/JSLBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$20	0.40%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-R4
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R5/JTSBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$10	0.20%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-R5
6/24
8/24

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R6/JULBX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$8	0.15%
Fund Statistics
Fund net assets	$7,774,108,400
Total number of portfolio holdings	46
Portfolio turnover rate	6%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Equity	57.0%
U.S. large cap	18.8%
International equity	16.0%
U.S. mid cap	7.3%
Large blend	5.6%
U.S. small cap	4.6%
Emerging-market equity	4.0%
Sector equity	0.7%
Fixed income	31.1%
Intermediate bond	12.8%
Multi-sector bond	6.1%
Emerging-market debt	3.4%
Short-term bond	3.2%
Bank loan	3.0%
High yield bond	2.6%
Alternative and specialty	5.7%
Sector equity	4.4%
Absolute return	0.8%
Multi-asset income	0.5%
U.S. Government	6.2%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
07SA-R6
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class 1/JILAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$8	0.16%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-1
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class A/JALAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$27	0.52%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-A
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class C/JCLAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$63	1.22%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-C
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class I/JTAIX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$11	0.22%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-I
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R2/JQLAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$32	0.61%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-R2
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R4/JSLAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$19	0.36%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-R4
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R5/JTLAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$8	0.16%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-R5
6/24
8/24

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R6/JULAX
Semiannual SHAREHOLDER REPORT | June 30, 2024
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$6	0.11%
Fund Statistics
Fund net assets	$3,245,728,606
Total number of portfolio holdings	35
Portfolio turnover rate	2%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.4%
Equity	89.6%
U.S. large cap	30.8%
International equity	24.4%
U.S. mid cap	12.4%
U.S. small cap	8.2%
Emerging-market equity	7.3%
Large blend	5.6%
Sector equity	0.9%
Fixed income	1.1%
Emerging-market debt	0.5%
Short-term bond	0.4%
High yield bond	0.2%
Alternative and specialty	7.7%
Sector equity	6.9%
Absolute return	0.8%
U.S. Government	1.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3666249
96SA-R6
6/24
8/24

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2024 for the following funds:

John Hancock Mulitmanager Lifestyle Portfolios:

  Multimanager Lifestyle Aggressive Portfolio

  Multimanager Lifestyle Growth Portfolio

  Multimanager Lifestyle Balanced Portfolio

  Multimanager Lifestyle Moderate Portfolio

  Multimanager Lifestyle Conservative Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
June 30, 2024

John Hancock
Multimanager Lifestyle Portfolios

2	Portfolios’ investments
8	Financial statements
13	Financial highlights
23	Notes to financial statements
44	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.4%
Equity - 89.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,303,760	$197,597,895
Capital Appreciation, Class NAV, JHF II (Jennison)	6,199,824	103,909,056
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	8,477,231	83,246,413
Disciplined Value, Class NAV, JHF III (Boston Partners)	5,924,017	145,079,181
Disciplined Value International, Class NAV, JHIT (Boston Partners)	11,797,016	181,674,041
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	18,400,476	174,068,508
Equity Income, Class NAV, JHF II (T. Rowe Price)	11,277,744	224,201,547
Financial Industries, Class NAV, JHIT II (MIM US) (B)	1,745,643	28,942,758
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,270,531	243,883,485
Global Equity, Class NAV, JHF II (MIM US) (B)	3,272,682	42,839,411
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	3,418,048	49,117,348
International Dynamic Growth, Class NAV, JHIT (Axiom)	5,127,482	68,041,680
International Growth, Class NAV, JHF III (Wellington)	3,405,971	91,518,428
International Small Company, Class NAV, JHF II (DFA)	8,193,760	87,673,234
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	27,290,770	273,180,605
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	10,637,624	169,244,598
Mid Value, Class NAV, JHF II (T. Rowe Price)	13,568,379	235,004,318
Multifactor Emerging Markets ETF, JHETF (DFA)	2,238,296	59,829,652
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,679,353	122,255,304
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	4,148,222	69,150,866
Small Cap Value, Class NAV, JHF II (Wellington)	4,399,496	75,935,309
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,721,013	182,049,330
Fixed income - 1.1%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,104,610	15,910,852
High Yield, Class NAV, JHBT (MIM US) (B)	2,657,020	7,971,059
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,262,821	11,718,979
Alternative and specialty - 7.7%
Diversified Macro, Class NAV, JHIT (Graham)	2,668,433	26,390,800
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	13,321,997	159,997,180
Health Sciences, Class NAV, JHF II (T. Rowe Price)	7,244,373	36,656,527
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	2

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	11,622,935	$25,919,146

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,361,762,753)		$3,193,007,510
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	103,357

TOTAL COMMON STOCKS (Cost $91,717)		$103,357
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury STRIPS, PO, 4.401%, 02/15/2054	$13,280,500	3,638,119
U.S. Treasury STRIPS, PO, 4.440%, 11/15/2052	49,829,900	14,265,320
U.S. Treasury STRIPS, PO, 4.531%, 08/15/2051	64,437,100	19,034,341
U.S. Treasury STRIPS, PO, 4.571%, 05/15/2050	50,618,600	15,659,805

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $61,724,464)		$52,597,585
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (F)(G)	139	1,392

TOTAL SHORT-TERM INVESTMENTS (Cost $1,391)		$1,392
Total investments (Cost $2,423,580,325) - 100.0%		$3,245,709,844
Other assets and liabilities, net - 0.0%		18,762
TOTAL NET ASSETS - 100.0%		$3,245,728,606
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.4%
Equity - 75.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,246,248	$433,398,068
Capital Appreciation, Class NAV, JHF II (Jennison)	15,738,952	263,784,841
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	38,254,155	375,655,799
Disciplined Value, Class NAV, JHF III (Boston Partners)	13,451,337	329,423,243
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,258,096	388,974,678
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	35,310,907	334,041,182
Equity Income, Class NAV, JHF II (T. Rowe Price)	24,889,976	494,812,729
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,268,146	$70,765,864
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	7,083,106	84,572,285
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	5,746,187	428,493,139
Global Equity, Class NAV, JHF II (MIM US) (B)	11,906,938	155,861,818
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,798,070	97,688,269
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,700,058	115,449,773
International Growth, Class NAV, JHF III (Wellington)	6,683,679	179,590,459
International Small Company, Class NAV, JHF II (DFA)	17,337,207	185,508,112
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	59,033,089	590,921,222
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	22,974,797	365,529,026
Mid Value, Class NAV, JHF II (T. Rowe Price)	29,970,693	519,092,411
Multifactor Emerging Markets ETF, JHETF (DFA)	7,099,008	189,756,484
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,393,147	276,898,906
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	7,718,673	128,670,274
Small Cap Value, Class NAV, JHF II (Wellington)	8,704,008	150,231,178
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	39,421,546	456,501,505
Fixed income - 14.3%
Bond, Class NAV, JHSB (MIM US) (B)	39,726,352	529,949,542
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	20,722,006	156,658,368
Floating Rate Income, Class NAV, JHF II (Bain Capital)	17,139,073	131,113,905
High Yield, Class NAV, JHBT (MIM US) (B)	37,480,873	112,442,618
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	10,825,811	100,463,528
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,106,866	217,973,700
Alternative and specialty - 6.3%
Diversified Macro, Class NAV, JHIT (Graham)	5,514,376	54,537,178
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	28,620,076	343,727,110
Health Sciences, Class NAV, JHF II (T. Rowe Price)	17,389,425	87,990,488
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	27,397,095	61,095,522

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,622,778,330)		$8,411,573,224
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	234,817
3	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $212,394)		$234,817
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.6%
U.S. Government - 3.6%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$63,373,195	$60,538,107
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	35,547,509	33,445,437
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	33,090,405	31,958,478
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	25,152,596	25,181,606
U.S. Treasury STRIPS, PO, 4.401%, 02/15/2054	42,845,700	11,737,340
U.S. Treasury STRIPS, PO, 4.440%, 11/15/2052	149,450,600	42,784,767
U.S. Treasury STRIPS, PO, 4.531%, 08/15/2051	188,641,400	55,723,558
U.S. Treasury STRIPS, PO, 4.571%, 05/15/2050	157,415,800	48,699,504

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $352,441,013)		$310,068,797
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (F)(G)	112	1,123

TOTAL SHORT-TERM INVESTMENTS (Cost $1,122)		$1,123
Total investments (Cost $6,975,432,859) - 100.0%		$8,721,877,961
Other assets and liabilities, net - 0.0%		350,371
TOTAL NET ASSETS - 100.0%		$8,722,228,332
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.8%
Equity - 57.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,237,493	$253,444,480
Capital Appreciation, Class NAV, JHF II (Jennison)	8,573,613	143,693,758
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	35,651,741	350,100,093
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,863,358	192,573,635
Disciplined Value International, Class NAV, JHIT (Boston Partners)	18,661,225	287,382,858
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,050,277	189,675,616
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,374,176	285,758,613
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,298,191	$54,684,001
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	5,703,504	68,099,836
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,139,816	234,136,060
Global Equity, Class NAV, JHF II (MIM US) (B)	11,673,038	152,800,072
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,385,942	38,938,335
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	2,696,355	38,746,619
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,251,840	82,961,921
International Growth, Class NAV, JHF III (Wellington)	5,065,591	136,112,440
International Small Company, Class NAV, JHF II (DFA)	8,270,366	88,492,912
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	35,229,901	352,651,309
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	14,131,006	224,824,298
Mid Value, Class NAV, JHF II (T. Rowe Price)	19,598,396	339,444,210
Multifactor Emerging Markets ETF, JHETF (DFA)	4,550,829	121,643,659
Small Cap Core, Class NAV, JHIT (MIM US) (B)	10,974,411	174,712,626
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	4,752,232	79,219,703
Small Cap Value, Class NAV, JHF II (Wellington)	6,153,542	106,210,141
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	37,703,967	436,611,943
Fixed income - 31.1%
Bond, Class NAV, JHSB (MIM US) (B)	54,118,898	721,946,103
Core Bond, Class NAV, JHF II (Allspring Investments)	25,258,798	272,542,428
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	34,545,486	261,163,871
Floating Rate Income, Class NAV, JHF II (Bain Capital)	30,524,143	233,509,697
High Yield, Class NAV, JHBT (MIM US) (B)	66,782,900	200,348,699
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	27,180,116	252,231,479
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	47,727,187	470,590,063
Alternative and specialty - 5.7%
Diversified Macro, Class NAV, JHIT (Graham)	6,396,357	63,259,973
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	19,160,864	230,121,971
Health Sciences, Class NAV, JHF II (T. Rowe Price)	12,897,279	65,260,231
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,132,593	38,970,353
Science & Technology, Class NAV, JHF II (T. Rowe Price) (C)	20,867,773	46,535,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	4

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,166,073,313)		$7,289,399,141
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$145,503

TOTAL COMMON STOCKS (Cost $136,612)		$145,503
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.2%
U.S. Government - 6.2%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$113,412,700	108,339,021
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	63,616,522	59,854,613
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	59,219,778	57,194,040
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	45,594,579	45,647,166
U.S. Treasury STRIPS, PO, 4.401%, 02/15/2054	57,447,500	15,737,421
U.S. Treasury STRIPS, PO, 4.440%, 11/15/2052	200,419,200	57,376,075
U.S. Treasury STRIPS, PO, 4.531%, 08/15/2051	252,956,100	74,721,742
U.S. Treasury STRIPS, PO, 4.571%, 05/15/2050	211,115,100	65,312,381

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $552,549,842)		$484,182,459
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (F)(G)	126	1,258

TOTAL SHORT-TERM INVESTMENTS (Cost $1,258)		$1,258
Total investments (Cost $6,718,761,025) - 100.0%		$7,773,728,361
Other assets and liabilities, net - 0.0%		380,039
TOTAL NET ASSETS - 100.0%		$7,774,108,400
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.9%
Equity - 38.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	695,147	$41,576,735
Capital Appreciation, Class NAV, JHF II (Jennison)	1,433,224	24,020,840
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	9,366,871	91,982,676
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,524,167	37,326,854
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,323,405	$51,180,430
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,277,395	21,544,160
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,716,776	54,009,515
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,835,563	21,916,622
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	582,765	43,456,757
Global Equity, Class NAV, JHF II (MIM US) (B)	3,456,394	45,244,195
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,420,472	16,335,425
International Growth, Class NAV, JHF III (Wellington)	1,651,428	44,373,858
International Small Company, Class NAV, JHF II (DFA)	1,734,155	18,555,462
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,404,634	74,120,382
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,890,714	45,991,261
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,268,724	56,614,303
Multifactor Emerging Markets ETF, JHETF (DFA)	840,059	22,454,777
Small Cap Core, Class NAV, JHIT (MIM US) (B)	776,999	12,369,817
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	1,227,532	20,462,965
Small Cap Value, Class NAV, JHF II (Wellington)	1,281,838	22,124,516
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,258,965	84,058,815
Fixed income - 49.2%
Bond, Class NAV, JHSB (MIM US) (B)	20,786,147	277,287,196
Core Bond, Class NAV, JHF II (Allspring Investments)	21,126,336	227,953,161
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	14,757,341	111,565,498
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,938,491	98,979,459
High Yield, Class NAV, JHBT (MIM US) (B)	28,289,179	84,867,536
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,287,714	123,309,986
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	15,956,139	157,327,532
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	2,223,998	21,995,336
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,592,425	43,145,019
Infrastructure, Class NAV, JHIT (Wellington)	809,276	10,925,221
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,500,485	33,009,574

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,895,043,605)		$2,040,085,883
5	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	$24,404

TOTAL COMMON STOCKS (Cost $24,357)		$24,404
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.1%
U.S. Government - 7.1%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$48,717,337	46,537,898
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	27,326,848	25,710,898
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	25,439,436	24,569,227
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	19,668,925	19,691,611
U.S. Treasury STRIPS, PO, 4.401%, 02/15/2054	10,824,100	2,965,202
U.S. Treasury STRIPS, PO, 4.440%, 11/15/2052	37,765,400	10,811,491
U.S. Treasury STRIPS, PO, 4.531%, 08/15/2051	47,666,100	14,080,285
U.S. Treasury STRIPS, PO, 4.571%, 05/15/2050	39,781,800	12,307,239

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $170,168,664)		$156,673,851
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (F)(G)	115	1,151

TOTAL SHORT-TERM INVESTMENTS (Cost $1,150)		$1,151
Total investments (Cost $2,065,237,776) - 100.0%		$2,196,785,289
Other assets and liabilities, net - 0.0%		164,904
TOTAL NET ASSETS - 100.0%		$2,196,950,193
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-24 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.2%
Equity - 19.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	166,584	$9,963,416
Capital Appreciation, Class NAV, JHF II (Jennison)	337,432	5,655,354
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,632,690	35,673,015
Disciplined Value, Class NAV, JHF III (Boston Partners)	323,606	7,925,104
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,138,052	17,526,007
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,764,419	$16,691,404
Equity Income, Class NAV, JHF II (T. Rowe Price)	635,375	12,631,262
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	684,172	8,169,011
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	112,139	8,362,224
Global Equity, Class NAV, JHF II (MIM US) (B)	1,071,811	14,030,009
Global Shareholder Yield, Class NAV, JHF III (Epoch)	946,620	10,886,131
International Growth, Class NAV, JHF III (Wellington)	539,555	14,497,835
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,138,981	41,431,198
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	1,152,720	18,339,774
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,294,287	22,417,057
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (C)	944,493	15,744,696
Small Cap Value, Class NAV, JHF II (Wellington)	970,330	16,747,895
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	3,480,033	40,298,784
Fixed income - 68.5%
Bond, Class NAV, JHSB (MIM US) (B)	22,611,753	301,640,779
Core Bond, Class NAV, JHF II (Allspring Investments)	23,792,848	256,724,833
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	15,007,201	113,454,440
Floating Rate Income, Class NAV, JHF II (Bain Capital)	13,151,499	100,608,970
High Yield, Class NAV, JHBT (MIM US) (B)	28,767,770	86,303,309
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	15,324,194	142,208,517
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	14,564,511	143,606,074
Alternative and specialty - 3.7%
Infrastructure, Class NAV, JHIT (Wellington)	2,151,498	29,045,217
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,556,403	33,536,882

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,546,267,716)		$1,524,119,197
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.8%
U.S. Government - 8.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$61,580,618	58,825,721
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	34,542,966	32,500,298
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	32,155,473	31,055,528
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	24,947,245	24,976,018
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	6

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $150,141,680)		$147,357,565
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2940% (F)(G)	135	$1,350

TOTAL SHORT-TERM INVESTMENTS (Cost $1,350)		$1,350
Total investments (Cost $1,696,410,746) - 100.0%		$1,671,478,112
Other assets and liabilities, net - 0.0%		183,399
TOTAL NET ASSETS - 100.0%		$1,671,661,511
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 6-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
7	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 6-30-24 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$52,700,942	$310,303,614	$484,327,962	$156,698,255	$147,357,565
Affiliated investments, at value	3,193,008,902	8,411,574,347	7,289,400,399	2,040,087,034	1,524,120,547
Total investments, at value	3,245,709,844	8,721,877,961	7,773,728,361	2,196,785,289	1,671,478,112
Dividends and interest receivable	216,419	5,764,627	9,748,987	3,951,757	4,170,153
Receivable for fund shares sold	102,604	518,320	546,886	605,134	348,579
Receivable for investments sold	4,580,929	8,611,362	6,243,578	1,356,391	2,040,843
Other assets	152,642	346,915	325,285	132,457	117,680
Total assets	3,250,762,438	8,737,119,185	7,790,593,097	2,202,831,028	1,678,155,367
Liabilities
Due to custodian	16,725	6,074	18,835	475	11,871
Distributions payable	—	—	182,536	202,574	387,793
Payable for investments purchased	144,420	5,352,787	9,217,883	3,744,984	3,931,865
Payable for fund shares repurchased	4,624,641	8,902,018	6,496,866	1,724,325	1,971,593
Payable to affiliates
Accounting and legal services fees	78,350	206,567	180,510	49,855	36,588
Transfer agent fees	61,413	196,281	182,983	69,020	63,246
Distribution and service fees	3,047	5,929	4,757	2,178	1,305
Trustees’ fees	4,331	12,620	12,165	3,593	2,969
Other liabilities and accrued expenses	100,905	208,577	188,162	83,831	86,626
Total liabilities	5,033,832	14,890,853	16,484,697	5,880,835	6,493,856
Net assets	$3,245,728,606	$8,722,228,332	$7,774,108,400	$2,196,950,193	$1,671,661,511
Net assets consist of
Paid-in capital	$2,452,573,714	$7,124,237,789	$6,976,383,187	$2,161,578,557	$1,808,493,582
Total distributable earnings (loss)	793,154,892	1,597,990,543	797,725,213	35,371,636	(136,832,071)
Net assets	$3,245,728,606	$8,722,228,332	$7,774,108,400	$2,196,950,193	$1,671,661,511
Unaffiliated investments, at cost	$61,816,181	$352,653,407	$552,686,454	$170,193,021	$150,141,680
Affiliated investments, at cost	2,361,764,144	6,622,779,452	6,166,074,571	1,895,044,755	1,546,269,066
Total investments, at cost	2,423,580,325	6,975,432,859	6,718,761,025	2,065,237,776	1,696,410,746
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$577,654,283	$1,867,660,512	$1,755,182,393	$646,716,119	$604,205,327
Shares outstanding	40,164,844	133,929,135	132,617,961	53,323,218	51,919,976
Net asset value and redemption price per share	$14.38	$13.95	$13.23	$12.13	$11.64
Class C1
Net assets	$31,371,844	$83,255,005	$54,838,237	$26,485,956	$18,494,222
Shares outstanding	2,183,147	5,987,916	4,146,598	2,169,289	1,588,910
Net asset value, offering price and redemption price per share	$14.37	$13.90	$13.22	$12.21	$11.64
Class I
Net assets	$8,149,624	$27,730,750	$27,394,425	$19,466,359	$10,983,208
Shares outstanding	568,673	2,003,506	2,090,132	1,619,696	945,781
Net asset value, offering price and redemption price per share	$14.33	$13.84	$13.11	$12.02	$11.61
Class R2
Net assets	$13,976,584	$26,986,038	$20,565,755	$8,229,201	$5,958,937
Shares outstanding	984,196	1,960,183	1,567,939	681,430	513,144
Net asset value, offering price and redemption price per share	$14.20	$13.77	$13.12	$12.08	$11.61
Class R4
Net assets	$1,366,365	$3,692,188	$5,118,159	$1,042,341	$1,891,477
Shares outstanding	95,648	265,074	388,078	86,645	163,008
Net asset value, offering price and redemption price per share	$14.29	$13.93	$13.19	$12.03	$11.60
Class R5
Net assets	$4,182,581	$6,982,080	$11,842,734	$11,595,683	$1,205,958
Shares outstanding	291,443	498,934	895,699	963,849	103,892
Net asset value, offering price and redemption price per share	$14.35	$13.99	$13.22	$12.03	$11.61
Class R6
Net assets	$67,084,284	$134,322,391	$139,883,972	$37,234,015	$26,301,258
Shares outstanding	4,678,147	9,685,582	10,681,770	3,103,517	2,267,285
Net asset value, offering price and redemption price per share	$14.34	$13.87	$13.10	$12.00	$11.60
Class 1
Net assets	$2,541,943,041	$6,178,104,249	$5,597,254,017	$1,391,223,784	$1,002,621,124
Shares outstanding	177,813,036	445,553,250	427,507,976	115,665,305	86,401,847
Net asset value, offering price and redemption price per share	$14.30	$13.87	$13.09	$12.03	$11.60
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	8

STATEMENTS OF ASSETS AND LIABILITIES 6-30-24 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$393,495,119	$162,028,708	$54,956,735	—
Shares outstanding	—	28,436,384	12,366,544	4,580,095	—
Net asset value, offering price and redemption price per share	—	$13.84	$13.10	$12.00	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$15.06	$14.61	$13.85	$12.70	$12.19

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
9	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 6-30-24 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$3,624,316	$38,741,946	$65,551,705	$29,005,973	$30,122,898
Interest	1,220,785	7,852,549	12,223,398	4,044,743	3,821,669
Total investment income	4,845,101	46,594,495	77,775,103	33,050,716	33,944,567
Expenses
Investment management fees	3,695,728	10,185,324	9,253,136	2,580,568	2,124,182
Distribution and service fees	1,675,724	4,796,642	4,375,849	1,496,150	1,300,192
Accounting and legal services fees	311,384	839,137	751,058	215,457	163,542
Transfer agent fees	353,485	1,133,094	1,067,609	404,166	376,700
Trustees’ fees	37,391	101,550	92,217	27,233	21,214
Custodian fees	15,646	16,885	16,890	16,912	16,429
State registration fees	54,559	60,216	58,776	54,697	56,513
Printing and postage	20,144	50,793	44,690	20,586	18,659
Professional fees	69,574	154,705	143,854	59,987	50,406
Other	40,901	94,979	87,404	33,287	27,723
Total expenses	6,274,536	17,433,325	15,891,483	4,909,043	4,155,560
Less expense reductions	(2,533,100)	(6,063,511)	(4,722,906)	(1,116,427)	(778,354)
Net expenses	3,741,436	11,369,814	11,168,577	3,792,616	3,377,206
Net investment income	1,103,665	35,224,681	66,606,526	29,258,100	30,567,361
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(6,288,893)	(34,880,645)	(53,827,242)	(13,522,886)	(6,029,511)
Affiliated investments	12,027,514	33,650,647	31,122,479	(3,134,824)	(14,400,699)
	5,738,621	(1,229,998)	(22,704,763)	(16,657,710)	(20,430,210)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,329,167)	10,212,548	20,178,521	6,717,463	5,325,779
Affiliated investments	274,008,026	592,395,509	375,514,934	69,749,384	26,913,107
	272,678,859	602,608,057	395,693,455	76,466,847	32,238,886
Net realized and unrealized gain	278,417,480	601,378,059	372,988,692	59,809,137	11,808,676
Increase in net assets from operations	$279,521,145	$636,602,740	$439,595,218	$89,067,237	$42,376,037
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	10

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$1,103,665	$39,186,173	$35,224,681	$154,074,926	$66,606,526	$189,986,741
Net realized gain (loss)	5,738,621	23,802,038	(1,229,998)	11,599,722	(22,704,763)	(65,091,283)
Change in net unrealized appreciation (depreciation)	272,678,859	433,633,748	602,608,057	1,091,934,260	395,693,455	869,225,094
Increase in net assets resulting from operations	279,521,145	496,621,959	636,602,740	1,257,608,908	439,595,218	994,120,552
Distributions to shareholders
From earnings
Class A	—	(30,528,070)	—	(100,375,075)	(11,548,300)	(83,186,964)
Class C	—	(1,637,494)	—	(4,458,277)	(175,099)	(2,566,925)
Class I	—	(435,901)	—	(1,660,748)	(224,108)	(1,473,286)
Class R2	—	(683,160)	—	(1,460,163)	(128,687)	(957,125)
Class R4	—	(71,190)	—	(184,589)	(37,510)	(243,571)
Class R5	—	(237,075)	—	(355,763)	(97,949)	(607,040)
Class R6	—	(4,153,332)	—	(7,506,442)	(1,183,036)	(6,631,452)
Class 1	—	(144,994,801)	—	(359,952,039)	(47,054,765)	(286,229,903)
Class 5	—	—	—	(21,995,849)	(1,391,216)	(7,989,750)
Total distributions	—	(182,741,023)	—	(497,948,945)	(61,840,670)	(389,886,016)
Portfolio share transactions
From portfolio share transactions	(200,930,900)	(115,283,296)	(533,816,060)	(445,523,989)	(413,847,759)	(508,800,754)
Total increase (decrease)	78,590,245	198,597,640	102,786,680	314,135,974	(36,093,211)	95,433,782
Net assets
Beginning of period	3,167,138,361	2,968,540,721	8,619,441,652	8,305,305,678	7,810,201,611	7,714,767,829
End of period	$3,245,728,606	$3,167,138,361	$8,722,228,332	$8,619,441,652	$7,774,108,400	$7,810,201,611
11	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23	Six months ended 6-30-24 (unaudited)	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$29,258,100	$71,498,953	$30,567,361	$67,392,238
Net realized loss	(16,657,710)	(36,785,412)	(20,430,210)	(44,896,066)
Change in net unrealized appreciation (depreciation)	76,466,847	210,537,742	32,238,886	132,406,656
Increase in net assets resulting from operations	89,067,237	245,251,283	42,376,037	154,902,828
Distributions to shareholders
From earnings
Class A	(7,301,281)	(28,698,578)	(9,934,688)	(23,165,749)
Class C	(208,123)	(1,105,934)	(245,895)	(720,988)
Class I	(239,855)	(671,615)	(197,431)	(500,485)
Class R2	(88,596)	(335,669)	(94,591)	(232,348)
Class R4	(12,481)	(47,130)	(31,952)	(54,417)
Class R5	(154,803)	(564,310)	(21,482)	(71,331)
Class R6	(509,611)	(1,662,298)	(480,565)	(861,756)
Class 1	(18,381,155)	(68,464,344)	(18,143,009)	(42,344,228)
Class 5	(735,292)	(2,608,012)	—	—
Total distributions	(27,631,197)	(104,157,890)	(29,149,613)	(67,951,302)
Portfolio share transactions
From portfolio share transactions	(146,317,980)	(161,425,032)	(98,892,892)	(181,762,128)
Total decrease	(84,881,940)	(20,331,639)	(85,666,468)	(94,810,602)
Net assets
Beginning of period	2,281,832,133	2,302,163,772	1,757,327,979	1,852,138,581
End of period	$2,196,950,193	$2,281,832,133	$1,671,661,511	$1,757,327,979
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	12

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
06-30-2024[7]	13.20	(0.01)	1.19	1.18	—	—	—	14.38	8.94[8]	0.68[9]	0.52[9]	(0.21)[9]	578	2
12-31-2023	11.90	0.13	1.93	2.06	(0.13)	(0.63)	(0.76)	13.20	17.32	0.69	0.52	1.01	557	12
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
Class C
06-30-2024[7]	13.24	(0.06)	1.19	1.13	—	—	—	14.37	8.53[8]	1.38[9]	1.22[9]	(0.93)[9]	31	2
12-31-2023	11.94	0.03	1.94	1.97	(0.04)	(0.63)	(0.67)	13.24	16.52	1.39	1.23	0.20	34	12
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
Class I
06-30-2024[7]	13.14	0.01	1.18	1.19	—	—	—	14.33	9.06[8]	0.38[9]	0.22[9]	0.09[9]	8	2
12-31-2023	11.84	0.15	1.95	2.10	(0.17)	(0.63)	(0.80)	13.14	17.74	0.39	0.22	1.17	8	12
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
Class R2
06-30-2024[7]	13.04	(0.02)	1.18	1.16	—	—	—	14.20	8.90[8]	0.76[9]	0.61[9]	(0.30)[9]	14	2
12-31-2023	11.77	0.11	1.91	2.02	(0.12)	(0.63)	(0.75)	13.04	17.16	0.77	0.61	0.88	13	12
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
Class R4
06-30-2024[7]	13.10	—[10]	1.19	1.19	—	—	—	14.29	9.08[8]	0.62[9]	0.36[9]	(0.06)[9]	1	2
12-31-2023	11.81	0.10	1.97	2.07	(0.15)	(0.63)	(0.78)	13.10	17.54	0.63	0.37	0.78	1	12
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
Class R5
06-30-2024[7]	13.15	0.01	1.19	1.20	—	—	—	14.35	9.13[8]	0.32[9]	0.16[9]	0.14[9]	4	2
12-31-2023	11.86	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.15	17.68	0.32	0.17	1.30	4	12
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
Class R6
06-30-2024[7]	13.14	0.01	1.19	1.20	—	—	—	14.34	9.13[8]	0.27[9]	0.11[9]	0.18[9]	67	2
12-31-2023	11.84	0.20	1.92	2.12	(0.19)	(0.63)	(0.82)	13.14	17.84	0.27	0.11	1.59	71	12
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
13	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2024[7]	13.10	0.01	1.19	1.20	—	—	—	14.30	9.16[8]	0.32[9]	0.16[9]	0.14[9]	2,542	2
12-31-2023	11.81	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.10	17.76	0.32	0.16	1.36	2,480	12
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-24. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	14

Financial highlights continued
Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
06-30-2024[6]	12.98	0.04	0.93	0.97	—	—	—	13.95	7.40[7]	0.68[8]	0.54[8]	0.54[8]	1,868	4
12-31-2023	11.86	0.20	1.67	1.87	(0.21)	(0.54)	(0.75)	12.98	15.78	0.69	0.54	1.57	1,824	11
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
Class C
06-30-2024[6]	12.98	(0.01)	0.93	0.92	—	—	—	13.90	7.09[7]	1.38[8]	1.24[8]	(0.17)[8]	83	4
12-31-2023	11.87	0.09	1.69	1.78	(0.13)	(0.54)	(0.67)	12.98	14.94	1.39	1.25	0.74	91	11
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[9]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
Class I
06-30-2024[6]	12.86	0.06	0.92	0.98	—	—	—	13.84	7.62[7]	0.38[8]	0.24[8]	0.84[8]	28	4
12-31-2023	11.75	0.23	1.67	1.90	(0.25)	(0.54)	(0.79)	12.86	16.17	0.39	0.24	1.82	28	11
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
Class R2
06-30-2024[6]	12.82	0.03	0.92	0.95	—	—	—	13.77	7.41[7]	0.76[8]	0.62[8]	0.46[8]	27	4
12-31-2023	11.72	0.18	1.66	1.84	(0.20)	(0.54)	(0.74)	12.82	15.71	0.77	0.63	1.47	26	11
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
Class R4
06-30-2024[6]	12.95	0.05	0.93	0.98	—	—	—	13.93	7.57[7]	0.62[8]	0.38[8]	0.71[8]	4	4
12-31-2023	11.83	0.22	1.67	1.89	(0.23)	(0.54)	(0.77)	12.95	15.98	0.63	0.39	1.73	3	11
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
Class R5
06-30-2024[6]	13.00	0.06	0.93	0.99	—	—	—	13.99	7.62[7]	0.32[8]	0.18[8]	0.91[8]	7	4
12-31-2023	11.87	0.22	1.71	1.93	(0.26)	(0.54)	(0.80)	13.00	16.23	0.33	0.19	1.72	6	11
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
Class R6
06-30-2024[6]	12.88	0.06	0.93	0.99	—	—	—	13.87	7.69[7]	0.27[8]	0.13[8]	0.95[8]	134	4
12-31-2023	11.77	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.88	16.25	0.28	0.14	1.98	128	11
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
Class 1
06-30-2024[6]	12.88	0.06	0.93	0.99	—	—	—	13.87	7.69[7]	0.32[8]	0.18[8]	0.90[8]	6,178	4
12-31-2023	11.77	0.24	1.67	1.91	(0.26)	(0.54)	(0.80)	12.88	16.19	0.32	0.18	1.91	6,139	11
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
15	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2024[6]	12.85	0.06	0.93	0.99	—	—	—	13.84	7.70[7]	0.27[8]	0.13[8]	0.96[8]	393	4
12-31-2023	11.74	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.85	16.29	0.27	0.13	1.99	373	11
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-24. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	16

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
06-30-2024[6]	12.61	0.09	0.62	0.71	(0.09)	—	(0.09)	13.23	5.60[7]	0.69[8]	0.56[8]	1.45[8]	1,755	6
12-31-2023	11.65	0.27	1.30	1.57	(0.28)	(0.33)	(0.61)	12.61	13.51	0.70	0.57	2.19	1,774	14
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
Class C
06-30-2024[6]	12.60	0.05	0.61	0.66	(0.04)	—	(0.04)	13.22	5.25[7]	1.39[8]	1.26[8]	0.73[8]	55	6
12-31-2023	11.65	0.16	1.31	1.47	(0.19)	(0.33)	(0.52)	12.60	12.64	1.39	1.27	1.33	63	14
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
Class I
06-30-2024[6]	12.48	0.11	0.63	0.74	(0.11)	—	(0.11)	13.11	5.90[7]	0.39[8]	0.26[8]	1.75[8]	27	6
12-31-2023	11.55	0.30	1.27	1.57	(0.31)	(0.33)	(0.64)	12.48	13.79	0.39	0.27	2.44	28	14
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
Class R2
06-30-2024[6]	12.49	0.09	0.62	0.71	(0.08)	—	(0.08)	13.12	5.70[7]	0.76[8]	0.64[8]	1.37[8]	21	6
12-31-2023	11.55	0.26	1.28	1.54	(0.27)	(0.33)	(0.60)	12.49	13.36	0.77	0.65	2.11	21	14
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
Class R4
06-30-2024[6]	12.56	0.10	0.63	0.73	(0.10)	—	(0.10)	13.19	5.79[7]	0.62[8]	0.40[8]	1.62[8]	5	6
12-31-2023	11.61	0.29	1.28	1.57	(0.29)	(0.33)	(0.62)	12.56	13.64	0.63	0.41	2.35	5	14
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
Class R5
06-30-2024[6]	12.59	0.12	0.62	0.74	(0.11)	—	(0.11)	13.22	5.87[7]	0.32[8]	0.20[8]	1.81[8]	12	6
12-31-2023	11.64	0.30	1.30	1.60	(0.32)	(0.33)	(0.65)	12.59	13.82	0.33	0.21	2.44	12	14
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
Class R6
06-30-2024[6]	12.47	0.12	0.62	0.74	(0.11)	—	(0.11)	13.10	5.95[7]	0.27[8]	0.15[8]	1.86[8]	140	6
12-31-2023	11.54	0.32	1.26	1.58	(0.32)	(0.33)	(0.65)	12.47	13.83	0.28	0.16	2.67	132	14
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
Class 1
06-30-2024[6]	12.47	0.12	0.61	0.73	(0.11)	—	(0.11)	13.09	5.85[7]	0.32[8]	0.20[8]	1.81[8]	5,597	6
12-31-2023	11.53	0.31	1.28	1.59	(0.32)	(0.33)	(0.65)	12.47	13.87	0.33	0.21	2.55	5,619	14
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
17	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2024[6]	12.48	0.12	0.61	0.73	(0.11)	—	(0.11)	13.10	5.87[7]	0.27[8]	0.15[8]	1.87[8]	162	6
12-31-2023	11.54	0.32	1.28	1.60	(0.33)	(0.33)	(0.66)	12.48	13.92	0.28	0.16	2.62	157	14
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-24. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	18

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
06-30-2024[6]	11.80	0.14	0.33	0.47	(0.14)	—	(0.14)	12.13	3.95[7]	0.69[8]	0.58[8]	2.39[8]	647	7
12-31-2023	11.09	0.33	0.89	1.22	(0.34)	(0.17)	(0.51)	11.80	11.11	0.69	0.59	2.89	669	14
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
Class C
06-30-2024[6]	11.88	0.10	0.32	0.42	(0.09)	—	(0.09)	12.21	3.57[7]	1.39[8]	1.29[8]	1.66[8]	26	7
12-31-2023	11.16	0.24	0.91	1.15	(0.26)	(0.17)	(0.43)	11.88	10.37	1.39	1.29	2.08	30	14
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
Class I
06-30-2024[6]	11.69	0.16	0.32	0.48	(0.15)	—	(0.15)	12.02	4.14[7]	0.39[8]	0.28[8]	2.75[8]	19	7
12-31-2023	10.99	0.36	0.89	1.25	(0.38)	(0.17)	(0.55)	11.69	11.45	0.39	0.29	3.18	15	14
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
Class R2
06-30-2024[6]	11.75	0.14	0.32	0.46	(0.13)	—	(0.13)	12.08	3.93[7]	0.77[8]	0.67[8]	2.31[8]	8	7
12-31-2023	11.05	0.32	0.88	1.20	(0.33)	(0.17)	(0.50)	11.75	11.06	0.78	0.68	2.82	8	14
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
Class R4
06-30-2024[6]	11.71	0.15	0.32	0.47	(0.15)	—	(0.15)	12.03	4.00[7]	0.61[8]	0.41[8]	2.57[8]	1	7
12-31-2023	11.01	0.35	0.88	1.23	(0.36)	(0.17)	(0.53)	11.71	11.30	0.63	0.43	3.05	1	14
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
Class R5
06-30-2024[6]	11.70	0.16	0.33	0.49	(0.16)	—	(0.16)	12.03	4.17[7]	0.32[8]	0.23[8]	2.74[8]	12	7
12-31-2023	11.00	0.38	0.87	1.25	(0.38)	(0.17)	(0.55)	11.70	11.49	0.33	0.23	3.29	12	14
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
Class R6
06-30-2024[6]	11.67	0.16	0.33	0.49	(0.16)	—	(0.16)	12.00	4.20[7]	0.27[8]	0.18[8]	2.80[8]	37	7
12-31-2023	10.97	0.39	0.87	1.26	(0.39)	(0.17)	(0.56)	11.67	11.58	0.28	0.18	3.41	37	14
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
Class 1
06-30-2024[6]	11.70	0.16	0.33	0.49	(0.16)	—	(0.16)	12.03	4.17[7]	0.32[8]	0.22[8]	2.75[8]	1,391	7
12-31-2023	11.00	0.37	0.88	1.25	(0.38)	(0.17)	(0.55)	11.70	11.51	0.33	0.23	3.25	1,456	14
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
19	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2024[6]	11.67	0.17	0.32	0.49	(0.16)	—	(0.16)	12.00	4.20[7]	0.27[8]	0.17[8]	2.81[8]	55	7
12-31-2023	10.98	0.38	0.87	1.25	(0.39)	(0.17)	(0.56)	11.67	11.49	0.28	0.18	3.31	55	14
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-24. Unaudited.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	20

Financial highlights continued
Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
06-30-2024[6]	11.55	0.20	0.08	0.28	(0.19)	—	(0.19)	11.64	2.43[7]	0.71[8]	0.61[8]	3.39[8]	604	10
12-31-2023	11.00	0.40	0.56	0.96	(0.41)	—[9]	(0.41)	11.55	8.84	0.71	0.61	3.52	643	15
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
Class C
06-30-2024[6]	11.55	0.15	0.09	0.24	(0.15)	—	(0.15)	11.64	2.07[7]	1.41[8]	1.32[8]	2.65[8]	18	10
12-31-2023	11.01	0.31	0.56	0.87	(0.33)	—[9]	(0.33)	11.55	8.09	1.41	1.32	2.72	22	15
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
Class I
06-30-2024[6]	11.52	0.21	0.09	0.30	(0.21)	—	(0.21)	11.61	2.58[7]	0.41[8]	0.31[8]	3.69[8]	11	10
12-31-2023	10.98	0.42	0.56	0.98	(0.44)	—[9]	(0.44)	11.52	9.09	0.41	0.31	3.73	12	15
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
Class R2
06-30-2024[6]	11.52	0.19	0.09	0.28	(0.19)	—	(0.19)	11.61	2.41[7]	0.77[8]	0.68[8]	3.29[8]	6	10
12-31-2023	10.98	0.39	0.55	0.94	(0.40)	—[9]	(0.40)	11.52	8.70	0.77	0.68	3.48	7	15
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
Class R4
06-30-2024[6]	11.51	0.21	0.08	0.29	(0.20)	—	(0.20)	11.60	2.52[7]	0.65[8]	0.46[8]	3.66[8]	2	10
12-31-2023	10.97	0.41	0.56	0.97	(0.43)	—[9]	(0.43)	11.51	8.93	0.65	0.46	3.69	1	15
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
Class R5
06-30-2024[6]	11.52	0.22	0.08	0.30	(0.21)	—	(0.21)	11.61	2.62[7]	0.35[8]	0.26[8]	3.73[8]	1	10
12-31-2023	10.98	0.42	0.57	0.99	(0.45)	—[9]	(0.45)	11.52	9.24	0.35	0.26	3.75	2	15
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
Class R6
06-30-2024[6]	11.51	0.22	0.08	0.30	(0.21)	—	(0.21)	11.60	2.64[7]	0.30[8]	0.21[8]	3.83[8]	26	10
12-31-2023	10.97	0.46	0.53	0.99	(0.45)	—[9]	(0.45)	11.51	9.20	0.30	0.21	4.08	25	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
21	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2024[6]	11.52	0.22	0.07	0.29	(0.21)	—	(0.21)	11.60	2.62[7]	0.34[8]	0.25[8]	3.76[8]	1,003	10
12-31-2023	10.97	0.43	0.57	1.00	(0.45)	—[9]	(0.45)	11.52	9.15	0.35	0.25	3.87	1,046	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-24. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	22

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
23	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2024, by major security category or type:
	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,193,007,510	$3,193,007,510	—	—
Common stocks	103,357	—	—	$103,357
U.S. Government and Agency obligations	52,597,585	—	$52,597,585	—
Short-term investments	1,392	1,392	—	—
Total investments in securities	$3,245,709,844	$3,193,008,902	$52,597,585	$103,357

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,411,573,224	$8,411,573,224	—	—
Common stocks	234,817	—	—	$234,817
U.S. Government and Agency obligations	310,068,797	—	$310,068,797	—
Short-term investments	1,123	1,123	—	—
Total investments in securities	$8,721,877,961	$8,411,574,347	$310,068,797	$234,817

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,289,399,141	$7,289,399,141	—	—
Common stocks	145,503	—	—	$145,503
U.S. Government and Agency obligations	484,182,459	—	$484,182,459	—
Short-term investments	1,258	1,258	—	—
Total investments in securities	$7,773,728,361	$7,289,400,399	$484,182,459	$145,503

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,040,085,883	$2,040,085,883	—	—
Common stocks	24,404	—	—	$24,404
U.S. Government and Agency obligations	156,673,851	—	$156,673,851	—
Short-term investments	1,151	1,151	—	—
Total investments in securities	$2,196,785,289	$2,040,087,034	$156,673,851	$24,404

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	24

	Total value at 6-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$1,524,119,197	$1,524,119,197	—	—
U.S. Government and Agency obligations	147,357,565	—	$147,357,565	—
Short-term investments	1,350	1,350	—	—
Total investments in securities	$1,671,478,112	$1,524,120,547	$147,357,565	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2024, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2024 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$6,092
Multimanager Lifestyle Growth Portfolio	12,913
Multimanager Lifestyle Balanced Portfolio	11,712
Multimanager Lifestyle Moderate Portfolio	4,796
Multimanager Lifestyle Conservative Portfolio	4,101
25	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2023, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2023:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Balanced Portfolio	—	$46,032,186
Multimanager Lifestyle Moderate Portfolio	—	24,954,619
Multimanager Lifestyle Conservative Portfolio	$4,479,460	36,580,240
As of December 31, 2023, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2024, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,482,790,709	$772,179,082	$(9,259,947)	$762,919,135
Multimanager Lifestyle Growth Portfolio	7,184,794,532	1,676,371,490	(139,288,061)	1,537,083,429
Multimanager Lifestyle Balanced Portfolio	6,912,095,765	1,109,189,210	(247,556,614)	861,632,596
Multimanager Lifestyle Moderate Portfolio	2,121,459,081	185,959,072	(110,632,864)	75,326,208
Multimanager Lifestyle Conservative Portfolio	1,748,246,993	77,564,743	(154,333,624)	(76,768,881)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	26

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2025, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2025, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the six months ended June 30, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$462,035	$25,621	$6,466	$10,348	$1,043	$3,250	$55,348	$1,968,326	—	$2,532,437
Multimanager Lifestyle Growth Portfolio	1,331,903	60,363	20,320	18,642	2,431	4,208	92,665	4,265,961	$265,276	6,061,769
Multimanager Lifestyle Balanced Portfolio	1,107,861	35,265	17,646	12,482	2,999	7,062	81,310	3,360,011	95,789	4,720,425
Multimanager Lifestyle Moderate Portfolio	340,105	13,741	8,743	3,972	498	5,851	18,945	697,146	26,923	1,115,924
Multimanager Lifestyle Conservative Portfolio	294,613	9,107	5,366	2,743	772	537	11,537	452,821	—	777,496
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.07%
Multimanager Lifestyle Growth Portfolio	0.10%
Multimanager Lifestyle Balanced Portfolio	0.12%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
27	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2025, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended June 30, 2024:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$663
Multimanager Lifestyle Growth Portfolio	1,742
Multimanager Lifestyle Balanced Portfolio	2,481
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$503
Multimanager Lifestyle Conservative Portfolio	858

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2024:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$72,861	$244,930	$122,856	$63,799	$55,711
Retained for printing prospectus, advertising and sales literature	8,529	27,970	13,902	4,747	3,900
Sales commission to unrelated broker-dealers	64,332	216,960	108,954	59,052	51,811
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2024, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$1,380	$1,683
Multimanager Lifestyle Growth Portfolio	15,603	3,499
Multimanager Lifestyle Balanced Portfolio	8,431	1,762
Multimanager Lifestyle Moderate Portfolio	1,290	1,203
Multimanager Lifestyle Conservative Portfolio	9,189	559
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended June 30, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$850,784	$328,049
	Class C	163,222	18,870
	Class I	—	4,597
	Class R2	32,534	290
	Class R4	2,312	29
	Class R5	1,032	91
	Class R6	—	1,559
	Class 1	625,840	—
	Total	$1,675,724	$353,485
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	28

Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Growth Portfolio	Class A	$2,756,974	$1,062,914
	Class C	434,451	50,216
	Class I	—	16,227
	Class R2	65,694	589
	Class R4	5,991	77
	Class R5	1,506	133
	Class R6	—	2,938
	Class 1	1,532,026	—
	Total	$4,796,642	$1,133,094
Multimanager Lifestyle Balanced Portfolio	Class A	$2,630,134	$1,013,819
	Class C	292,973	33,852
	Class I	—	16,154
	Class R2	49,863	455
	Class R4	8,532	109
	Class R5	2,848	258
	Class R6	—	2,962
	Class 1	1,391,499	—
	Total	$4,375,849	$1,067,609
Multimanager Lifestyle Moderate Portfolio	Class A	$978,306	$377,059
	Class C	139,697	16,146
	Class I	—	9,650
	Class R2	19,964	177
	Class R4	1,678	22
	Class R5	2,971	262
	Class R6	—	850
	Class 1	353,534	—
	Total	$1,496,150	$404,166
Multimanager Lifestyle Conservative Portfolio	Class A	$928,063	$357,634
	Class C	101,989	11,782
	Class I	—	6,518
	Class R2	14,526	135
	Class R4	3,004	38
	Class R5	300	26
	Class R6	—	567
	Class 1	252,310	—
	Total	$1,300,192	$376,700
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended June 30, 2024 and for the year ended December 31, 2023 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,176,224	$16,237,764	2,388,439	$30,585,917
Distributions reinvested	—	—	2,288,685	30,302,120
Repurchased	(3,210,261)	(44,442,595)	(5,744,725)	(73,403,461)
Net decrease	(2,034,037)	$(28,204,831)	(1,067,601)	$(12,515,424)
29	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	149,043	$2,058,207	319,063	$4,081,539
Distributions reinvested	—	—	123,056	1,634,212
Repurchased	(512,874)	(7,099,462)	(981,953)	(12,581,073)
Net decrease	(363,831)	$(5,041,255)	(539,834)	$(6,865,322)
Class I shares
Sold	115,746	$1,579,760	278,629	$3,552,446
Distributions reinvested	—	—	28,170	371,274
Repurchased	(123,099)	(1,688,703)	(427,171)	(5,436,993)
Net decrease	(7,353)	$(108,943)	(120,372)	$(1,513,273)
Class R2 shares
Sold	65,715	$897,758	87,822	$1,108,927
Distributions reinvested	—	—	49,366	645,713
Repurchased	(42,796)	(575,801)	(165,854)	(2,072,727)
Net increase (decrease)	22,919	$321,957	(28,666)	$(318,087)
Class R4 shares
Sold	3,626	$49,300	9,750	$125,163
Distributions reinvested	—	—	5,418	71,190
Repurchased	(4,402)	(61,683)	(186,772)	(2,332,480)
Net decrease	(776)	$(12,383)	(171,604)	$(2,136,127)
Class R5 shares
Sold	14,287	$196,639	179,362	$2,224,326
Distributions reinvested	—	—	17,974	237,075
Repurchased	(36,136)	(493,910)	(155,349)	(1,963,840)
Net increase (decrease)	(21,849)	$(297,271)	41,987	$497,561
Class R6 shares
Sold	737,432	$10,135,530	1,926,727	$24,752,516
Distributions reinvested	—	—	273,672	3,606,994
Repurchased	(1,431,370)	(19,860,660)	(1,388,188)	(17,882,969)
Net increase (decrease)	(693,938)	$(9,725,130)	812,211	$10,476,541
Class 1 shares
Sold	595,494	$8,232,126	2,299,257	$29,176,095
Distributions reinvested	—	—	11,034,612	144,994,801
Repurchased	(12,120,275)	(166,095,170)	(21,808,121)	(277,080,061)
Net decrease	(11,524,781)	$(157,863,044)	(8,474,252)	$(102,909,165)
Total net decrease	(14,623,646)	$(200,930,900)	(9,548,131)	$(115,283,296)

Multimanager Lifestyle Growth Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,142,183	$55,710,750	8,518,254	$108,067,479
Distributions reinvested	—	—	7,624,315	99,268,188
Repurchased	(10,820,020)	(145,589,062)	(19,057,381)	(241,462,683)
Net decrease	(6,677,837)	$(89,878,312)	(2,914,812)	$(34,127,016)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	30

Multimanager Lifestyle Growth Portfolio , Cont’d	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class C shares
Sold	305,410	$4,098,052	649,747	$8,206,522
Distributions reinvested	—	—	341,615	4,447,850
Repurchased	(1,346,453)	(18,045,936)	(3,177,452)	(40,220,251)
Net decrease	(1,041,043)	$(13,947,884)	(2,186,090)	$(27,565,879)
Class I shares
Sold	357,289	$4,759,249	903,120	$11,356,397
Distributions reinvested	—	—	125,250	1,615,726
Repurchased	(529,029)	(7,107,275)	(1,301,283)	(16,389,942)
Net decrease	(171,740)	$(2,348,026)	(272,913)	$(3,417,819)
Class R2 shares
Sold	68,237	$901,231	165,552	$2,073,534
Distributions reinvested	—	—	104,417	1,342,797
Repurchased	(171,982)	(2,290,476)	(308,834)	(3,875,793)
Net decrease	(103,745)	$(1,389,245)	(38,865)	$(459,462)
Class R4 shares
Sold	16,027	$214,790	49,069	$624,970
Distributions reinvested	—	—	14,210	184,589
Repurchased	(4,337)	(59,489)	(99,936)	(1,247,534)
Net increase (decrease)	11,690	$155,301	(36,657)	$(437,975)
Class R5 shares
Sold	96,327	$1,331,627	340,089	$4,190,761
Distributions reinvested	—	—	27,282	355,763
Repurchased	(71,240)	(952,687)	(413,695)	(5,200,306)
Net increase (decrease)	25,087	$378,940	(46,324)	$(653,782)
Class R6 shares
Sold	1,205,590	$16,044,084	3,003,955	$38,212,509
Distributions reinvested	—	—	483,158	6,242,395
Repurchased	(1,446,533)	(19,308,390)	(3,610,255)	(45,833,120)
Net decrease	(240,943)	$(3,264,306)	(123,142)	$(1,378,216)
Class 1 shares
Sold	628,747	$8,555,401	2,039,092	$25,574,890
Distributions reinvested	—	—	27,860,065	359,952,039
Repurchased	(31,748,826)	(424,317,022)	(60,833,106)	(766,484,741)
Net decrease	(31,120,079)	$(415,761,621)	(30,933,949)	$(380,957,812)
Class 5 shares
Sold	254,392	$3,433,450	654,431	$8,200,345
Distributions reinvested	—	—	1,706,427	21,995,849
Repurchased	(847,232)	(11,194,357)	(2,123,035)	(26,722,222)
Net increase (decrease)	(592,840)	$(7,760,907)	237,823	$3,473,972
Total net decrease	(39,911,450)	$(533,816,060)	(36,314,929)	$(445,523,989)

31	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Balanced Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,939,180	$37,976,375	8,032,989	$98,751,010
Distributions reinvested	868,175	11,471,613	6,579,760	82,627,011
Repurchased	(11,912,115)	(154,000,175)	(23,927,337)	(293,843,311)
Net decrease	(8,104,760)	$(104,552,187)	(9,314,588)	$(112,465,290)
Class C shares
Sold	174,427	$2,251,130	411,591	$5,020,762
Distributions reinvested	13,207	174,428	203,307	2,557,914
Repurchased	(1,019,040)	(13,158,360)	(3,224,550)	(39,571,627)
Net decrease	(831,406)	$(10,732,802)	(2,609,652)	$(31,992,951)
Class I shares
Sold	530,204	$6,813,782	888,660	$10,794,662
Distributions reinvested	15,848	207,431	111,466	1,384,521
Repurchased	(729,297)	(9,383,442)	(1,399,541)	(17,088,314)
Net decrease	(183,245)	$(2,362,229)	(399,415)	$(4,909,131)
Class R2 shares
Sold	67,823	$866,807	227,203	$2,776,813
Distributions reinvested	8,512	111,510	65,601	816,826
Repurchased	(167,015)	(2,156,337)	(399,501)	(4,783,192)
Net decrease	(90,680)	$(1,178,020)	(106,697)	$(1,189,553)
Class R4 shares
Sold	14,523	$187,211	37,464	$459,793
Distributions reinvested	2,847	37,510	19,480	243,571
Repurchased	(31,754)	(401,923)	(152,692)	(1,835,001)
Net decrease	(14,384)	$(177,202)	(95,748)	$(1,131,637)
Class R5 shares
Sold	37,716	$487,939	131,786	$1,598,035
Distributions reinvested	7,419	97,949	48,501	607,040
Repurchased	(87,765)	(1,122,962)	(477,145)	(5,802,926)
Net decrease	(42,630)	$(537,074)	(296,858)	$(3,597,851)
Class R6 shares
Sold	986,756	$12,645,207	3,163,237	$38,672,554
Distributions reinvested	75,688	989,933	458,996	5,692,387
Repurchased	(942,183)	(12,009,628)	(3,414,054)	(41,558,701)
Net increase	120,261	$1,625,512	208,179	$2,806,240
Class 1 shares
Sold	891,795	$11,415,233	3,963,939	$48,139,221
Distributions reinvested	3,599,384	47,054,765	23,075,185	286,229,903
Repurchased	(27,548,584)	(351,822,051)	(56,841,245)	(689,025,375)
Net decrease	(23,057,405)	$(293,352,053)	(29,802,121)	$(354,656,251)
Class 5 shares
Sold	200,160	$2,561,919	340,442	$4,122,731
Distributions reinvested	106,337	1,391,216	643,598	7,989,750
Repurchased	(512,198)	(6,534,839)	(1,123,759)	(13,776,811)
Net decrease	(205,701)	$(2,581,704)	(139,719)	$(1,664,330)
Total net decrease	(32,409,950)	$(413,847,759)	(42,556,619)	$(508,800,754)

| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	32

Multimanager Lifestyle Moderate Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,598,614	$19,153,754	4,649,657	$53,581,921
Distributions reinvested	584,228	7,089,059	2,371,040	27,704,317
Repurchased	(5,528,477)	(66,167,397)	(10,782,528)	(124,071,089)
Net decrease	(3,345,635)	$(39,924,584)	(3,761,831)	$(42,784,851)
Class C shares
Sold	154,613	$1,859,782	232,283	$2,662,974
Distributions reinvested	17,023	207,917	93,791	1,104,970
Repurchased	(489,816)	(5,893,952)	(1,444,149)	(16,741,621)
Net decrease	(318,180)	$(3,826,253)	(1,118,075)	$(12,973,677)
Class I shares
Sold	634,876	$7,598,781	658,855	$7,526,062
Distributions reinvested	17,805	214,083	53,302	616,771
Repurchased	(288,892)	(3,444,501)	(797,808)	(9,103,601)
Net increase (decrease)	363,789	$4,368,363	(85,651)	$(960,768)
Class R2 shares
Sold	23,735	$282,953	56,488	$647,780
Distributions reinvested	7,127	86,121	27,532	320,465
Repurchased	(37,937)	(451,023)	(94,544)	(1,077,083)
Net decrease	(7,075)	$(81,949)	(10,524)	$(108,838)
Class R4 shares
Sold	6,075	$72,575	12,322	$141,677
Distributions reinvested	1,037	12,481	4,067	47,130
Repurchased	(9,718)	(114,584)	(25,289)	(290,140)
Net decrease	(2,606)	$(29,528)	(8,900)	$(101,333)
Class R5 shares
Sold	64,656	$767,190	386,914	$4,429,134
Distributions reinvested	12,863	154,803	48,702	564,310
Repurchased	(159,622)	(1,892,053)	(302,159)	(3,446,459)
Net increase (decrease)	(82,103)	$(970,060)	133,457	$1,546,985
Class R6 shares
Sold	471,969	$5,569,377	1,127,161	$12,854,741
Distributions reinvested	33,403	400,985	120,268	1,389,878
Repurchased	(584,652)	(6,954,031)	(807,065)	(9,164,546)
Net increase (decrease)	(79,280)	$(983,669)	440,364	$5,080,073
Class 1 shares
Sold	678,204	$8,019,116	2,322,709	$26,482,459
Distributions reinvested	1,527,407	18,381,155	5,911,307	68,464,344
Repurchased	(10,923,789)	(129,849,831)	(17,740,092)	(202,417,316)
Net decrease	(8,718,178)	$(103,449,560)	(9,506,076)	$(107,470,513)
Class 5 shares
Sold	131,663	$1,551,012	144,271	$1,640,417
Distributions reinvested	61,253	735,292	225,769	2,608,012
Repurchased	(312,951)	(3,707,044)	(692,664)	(7,900,539)
Net decrease	(120,035)	$(1,420,740)	(322,624)	$(3,652,110)
Total net decrease	(12,309,303)	$(146,317,980)	(14,239,860)	$(161,425,032)

33	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Conservative Portfolio	Six Months Ended 6-30-24		Year Ended 12-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,646,461	$30,633,793	7,028,680	$79,156,047
Distributions reinvested	815,387	9,504,334	1,963,237	22,194,933
Repurchased	(7,222,870)	(83,733,047)	(13,905,209)	(156,434,281)
Net decrease	(3,761,022)	$(43,594,920)	(4,913,292)	$(55,083,301)
Class C shares
Sold	63,820	$740,325	126,719	$1,424,334
Distributions reinvested	21,029	245,196	63,369	716,646
Repurchased	(439,843)	(5,097,300)	(1,157,748)	(13,007,974)
Net decrease	(354,994)	$(4,111,779)	(967,660)	$(10,866,994)
Class I shares
Sold	218,189	$2,521,850	459,394	$5,160,983
Distributions reinvested	16,090	187,133	41,797	471,227
Repurchased	(287,591)	(3,331,630)	(961,934)	(10,831,502)
Net decrease	(53,312)	$(622,647)	(460,743)	$(5,199,292)
Class R2 shares
Sold	20,233	$234,211	51,517	$578,732
Distributions reinvested	7,743	90,048	19,433	219,295
Repurchased	(93,537)	(1,081,707)	(76,182)	(850,806)
Net decrease	(65,561)	$(757,448)	(5,232)	$(52,779)
Class R4 shares
Sold	30,893	$358,897	7,590	$85,752
Distributions reinvested	2,750	31,952	4,826	54,417
Repurchased	(286)	(3,308)	(49,991)	(553,790)
Net increase (decrease)	33,357	$387,541	(37,575)	$(413,621)
Class R5 shares
Sold	4,112	$47,574	60,425	$676,788
Distributions reinvested	1,848	21,482	6,329	71,331
Repurchased	(40,979)	(470,375)	(140,939)	(1,580,478)
Net decrease	(35,019)	$(401,319)	(74,185)	$(832,359)
Class R6 shares
Sold	591,819	$6,809,453	1,327,004	$14,887,263
Distributions reinvested	24,351	282,972	51,407	579,716
Repurchased	(521,379)	(6,019,960)	(551,916)	(6,181,530)
Net increase	94,791	$1,072,465	826,495	$9,285,449
Class 1 shares
Sold	2,263,655	$26,214,231	3,019,381	$33,752,855
Distributions reinvested	1,561,292	18,143,009	3,757,135	42,344,228
Repurchased	(8,226,684)	(95,222,025)	(17,345,811)	(194,696,314)
Net decrease	(4,401,737)	$(50,864,785)	(10,569,295)	$(118,599,231)
Total net decrease	(8,543,497)	$(98,892,892)	(16,201,487)	$(181,762,128)
Affiliates of the Trust owned shares of the following classes of the portfolios on June 30, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	4%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class R6	1%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	34

Portfolio	Class	% by Class
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class R6	1%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2024:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$12,931,563	$65,761,388	$15,777,635	$263,975,070
Multimanager Lifestyle Growth Portfolio	109,162,884	231,380,770	136,522,976	709,853,416
Multimanager Lifestyle Balanced Portfolio	176,700,004	266,575,810	221,870,112	641,391,091
Multimanager Lifestyle Moderate Portfolio	65,335,244	85,355,813	77,272,836	220,901,091
Multimanager Lifestyle Conservative Portfolio	71,683,109	92,528,618	77,408,158	187,884,952
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	26.0%
	JHF II Mid Value Fund	16.2%
	JHF II International Small Company Fund	16.1%
	JHF Diversified Real Assets Fund	15.6%
	JHF II Small Cap Dynamic Growth Fund	15.1%
	JHF II Science & Technology Fund	14.5%
	JHF II Health Sciences Fund	14.4%
	JHF II Small Cap Value Fund	13.6%
	JHF II Equity Income Fund	13.2%
	JHF Mid Cap Growth Fund	12.2%
	JHF Emerging Markets Equity Fund	11.5%
	JHF International Dynamic Growth Fund	8.1%
	JHF II International Strategic Equity Allocation Fund	7.5%
	JHF II Global Equity Fund	7.3%
	JHF II Capital Appreciation Value Fund	7.0%
	JHF Financial Industries Fund	6.2%
	JHF Small Cap Core Fund	6.1%
	JHF II Capital Appreciation Fund	5.9%
	JHF Disciplined Value International Fund	5.6%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	51.6%
	JHF II Mid Value Fund	35.8%
	JHF II Health Sciences Fund	34.5%
	JHF II Science & Technology Fund	34.2%
	JHF II International Small Company Fund	34.1%
	JHF II Fundamental Global Franchise Fund	33.9%
	JHF Diversified Real Assets Fund	33.4%
	JHF II Capital Appreciation Value Fund	31.8%
	JHF II Equity Income Fund	29.2%
	JHF II Small Cap Dynamic Growth Fund	28.2%
	JHF II Small Cap Value Fund	27.0%
	JHF II Global Equity Fund	26.5%
	JHF Mid Cap Growth Fund	26.4%
35	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF Emerging Markets Equity Fund	22.1%
	JHF II International Strategic Equity Allocation Fund	16.3%
	JHF Financial Industries Fund	15.2%
	JHF II Capital Appreciation Fund	15.1%
	JHF Small Cap Core Fund	13.9%
	JHF II Emerging Markets Debt Fund	13.7%
	JHF International Dynamic Growth Fund	13.7%
	JHF Disciplined Value International Fund	12.0%
	JHF II Floating Rate Income Fund	11.6%
	JHF II U.S. Sector Rotation Fund	10.6%
	JHF II Blue Chip Growth Fund	10.1%
	JHF Short Duration Bond Fund	9.5%
	JHF High Yield Fund	9.3%
	JHF Fundamental Large Cap Core Fund	7.7%
	JHF II Strategic Income Opportunities Fund	7.2%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	34.4%
	JHF II Capital Appreciation Value Fund	29.6%
	JHF II Fundamental Global Franchise Fund	27.3%
	JHF II Science & Technology Fund	26.1%
	JHF II Global Equity Fund	26.0%
	JHF II Health Sciences Fund	25.6%
	JHF Short Duration Bond Fund	23.8%
	JHF II Mid Value Fund	23.4%
	JHF II Emerging Markets Debt Fund	22.9%
	JHF Diversified Real Assets Fund	22.4%
	JHF II Floating Rate Income Fund	20.6%
	JHF Global Thematic Opportunities Fund	20.5%
	JHF II Small Cap Value Fund	19.1%
	JHF II Small Cap Dynamic Growth Fund	17.3%
	JHF II Equity Income Fund	16.8%
	JHF High Yield Fund	16.6%
	JHF II International Small Company Fund	16.3%
	JHF Mid Cap Growth Fund	16.2%
	JHF II Strategic Income Opportunities Fund	15.6%
	JHF II Core Bond Fund	15.2%
	JHF Emerging Markets Equity Fund	12.5%
	JHF Financial Industries Fund	11.8%
	JHF II U.S. Sector Rotation Fund	10.1%
	JHF International Dynamic Growth Fund	9.9%
	JHF II International Strategic Equity Allocation Fund	9.7%
	JHF Disciplined Value International Fund	8.9%
	JHF Small Cap Core Fund	8.7%
	JHF II Capital Appreciation Fund	8.2%
	JHF II Blue Chip Growth Fund	5.9%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.2%
	JHF II Core Bond Fund	12.7%
	JHF Short Duration Bond Fund	11.7%
	JHF II Emerging Markets Debt Fund	9.8%
	JHF II Fundamental Global Franchise Fund	8.8%
	JHF II Floating Rate Income Fund	8.7%
	JHF II Capital Appreciation Value Fund	7.8%
	JHF II Global Equity Fund	7.7%
	JHF High Yield Fund	7.0%
	JHF II Strategic Income Opportunities Fund	5.2%
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	36

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	29.6%
	JHF II Core Bond Fund	14.3%
	JHF Short Duration Bond Fund	13.4%
	JHF II Emerging Markets Debt Fund	10.0%
	JHF II Floating Rate Income Fund	8.9%
	JHF High Yield Fund	7.1%
	JHF Infrastructure Fund	5.4%

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,303,760	$186,400,023	$3,241,919	$(35,156,992)	$12,415,293	$30,697,652	—	—	$197,597,895
Capital Appreciation	6,199,824	101,904,010	809,377	(19,105,734)	336,025	19,965,378	—	—	103,909,056
Capital Appreciation Value	8,477,231	82,867,372	88,769	(5,494,134)	(91,354)	5,875,760	—	—	83,246,413
Disciplined Value	5,924,017	141,798,530	117,357	(10,946,226)	1,022,384	13,087,136	—	—	145,079,181
Disciplined Value International	11,797,016	180,492,205	1,774,925	(11,471,846)	872,155	10,006,602	—	—	181,674,041
Diversified Macro	2,668,433	23,435,706	3,417,984	(3,231,841)	40,051	2,728,900	—	—	26,390,800
Diversified Real Assets	13,321,997	158,112,205	115,145	(4,674,188)	168,029	6,275,989	—	—	159,997,180
Emerging Markets Debt	2,104,610	16,350,546	6,486,541	(6,784,988)	(1,489,487)	1,348,240	$470,983	—	15,910,852
Emerging Markets Equity	18,400,476	173,685,190	—	(7,773,583)	(2,239,400)	10,396,301	—	—	174,068,508
Equity Income	11,277,744	219,502,253	2,745,014	(13,154,704)	614,301	14,494,683	1,797,072	—	224,201,547
Financial Industries	1,745,643	28,411,750	—	(1,838,120)	103,623	2,265,505	—	—	28,942,758
Fundamental Large Cap Core	3,270,531	235,955,982	209,206	(19,708,349)	2,763,500	24,663,146	—	—	243,883,485
Global Equity	3,272,682	42,841,353	—	(3,734,217)	315,884	3,416,391	—	—	42,839,411
Global Thematic Opportunities	3,418,048	52,361,653	—	(8,793,297)	2,428,160	3,120,832	—	—	49,117,348
Health Sciences	7,244,373	38,265,261	1,156,607	(5,716,669)	22,330	2,928,998	—	—	36,656,527
High Yield	2,657,020	8,175,548	2,245,577	(2,369,012)	(340,413)	259,359	284,387	—	7,971,059
International Dynamic Growth	5,127,482	66,429,484	234,418	(14,152,213)	979,625	14,550,366	—	—	68,041,680
International Growth	3,405,971	89,881,158	—	(6,228,160)	(1,022,212)	8,887,642	—	—	91,518,428
International Small Company	8,193,760	87,269,422	1,038,837	(3,020,712)	177,938	2,207,749	—	—	87,673,234
37	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	27,290,770	$272,775,652	$1,272,362	$(15,348,832)	$(447,779)	$14,929,202	—	—	$273,180,605
John Hancock Collateral Trust	139	1,259	232,073	(231,952)	12	—	$150	—	1,392
Mid Cap Growth	10,637,624	166,094,337	584,018	(10,060,008)	(4,129,750)	16,756,001	—	—	169,244,598
Mid Value	13,568,379	231,759,023	453,686	(15,718,099)	1,112,190	17,397,518	—	—	235,004,318
Multifactor Emerging Markets ETF	2,238,296	60,426,588	6,000	(3,608,614)	159,326	2,846,352	854,412	—	59,829,652
Science & Technology	11,622,935	28,594,431	567,886	(9,885,495)	756,792	5,885,532	—	—	25,919,146
Short Duration Bond	1,262,821	—	15,507,345	(3,773,751)	(8,312)	(6,303)	217,312	—	11,718,979
Small Cap Core	7,679,353	119,633,129	1,543,202	(295,412)	(3,259)	1,377,644	—	—	122,255,304
Small Cap Dynamic Growth	4,148,222	66,904,522	353,089	(10,687,354)	(2,833,528)	15,414,137	—	—	69,150,866
Small Cap Value	4,399,496	73,476,212	3,389,711	(1,130,725)	5,352	194,759	—	—	75,935,309
U.S. Sector Rotation	15,721,013	151,382,017	18,402,414	(10,111,694)	340,038	22,036,555	—	—	182,049,330
					$12,027,514	$274,008,026	$3,624,316	—	$3,193,008,902
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	7,246,248	$419,275,420	$4,374,569	$(86,166,304)	$39,181,936	$56,732,447	—	—	$433,398,068
Bond	39,726,352	541,111,267	44,272,889	(43,722,488)	(10,279,940)	(1,432,186)	$12,073,142	—	529,949,542
Capital Appreciation	15,738,952	262,099,209	—	(49,906,531)	2,464,187	49,127,976	—	—	263,784,841
Capital Appreciation Value	38,254,155	369,311,840	—	(19,181,237)	(914,905)	26,440,101	—	—	375,655,799
Disciplined Value	13,451,337	324,217,829	100,181	(27,052,470)	2,864,480	29,293,223	—	—	329,423,243
Disciplined Value International	25,258,096	387,682,515	8,131,277	(30,293,848)	2,857,744	20,596,990	—	—	388,974,678
Diversified Macro	5,514,376	42,986,528	13,151,658	(6,621,840)	(156,927)	5,177,759	—	—	54,537,178
Diversified Real Assets	28,620,076	344,716,067	2,654,965	(17,993,571)	1,106,836	13,242,813	—	—	343,727,110
Emerging Markets Debt	20,722,006	167,753,096	4,982,366	(14,623,364)	(3,788,715)	2,334,985	4,982,366	—	156,658,368
Emerging Markets Equity	35,310,907	331,136,071	—	(12,613,226)	(4,578,131)	20,096,468	—	—	334,041,182
Equity Income	24,889,976	488,259,590	7,820,435	(34,770,738)	2,026,281	31,477,161	3,960,314	—	494,812,729
Financial Industries	4,268,146	69,263,228	583,168	(4,843,454)	264,866	5,498,056	—	—	70,765,864
Floating Rate Income	17,139,073	96,780,632	36,322,232	(1,669,453)	(32,528)	(286,978)	4,882,652	—	131,113,905
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	38

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Global Franchise	7,083,106	$85,856,374	—	$(7,204,949)	$529,488	$5,391,372	—	—	$84,572,285
Fundamental Large Cap Core	5,746,187	420,450,726	—	(40,539,822)	6,173,136	42,409,099	—	—	428,493,139
Global Equity	11,906,938	155,318,063	—	(12,965,713)	1,845,506	11,663,962	—	—	155,861,818
Global Thematic Opportunities	6,798,070	103,545,376	—	(16,827,664)	4,660,813	6,309,744	—	—	97,688,269
Health Sciences	17,389,425	93,691,307	—	(12,897,814)	457,882	6,739,113	—	—	87,990,488
High Yield	37,480,873	117,427,167	$4,450,622	(8,223,364)	(1,059,792)	(152,015)	$3,672,889	—	112,442,618
International Dynamic Growth	8,700,058	116,488,548	—	(28,145,459)	1,147,640	25,959,044	—	—	115,449,773
International Growth	6,683,679	177,761,524	962,935	(14,650,991)	814,106	14,702,885	—	—	179,590,459
International Small Company	17,337,207	185,518,798	4,142,372	(9,268,142)	1,146,793	3,968,291	—	—	185,508,112
International Strategic Equity Allocation	59,033,089	600,278,429	3,456,521	(44,574,824)	(747,774)	32,508,870	—	—	590,921,222
John Hancock Collateral Trust	112	50,882	993,690	(1,043,488)	43	(4)	786	—	1,123
Mid Cap Growth	22,974,797	361,476,906	3,316,534	(26,939,803)	(11,313,128)	38,988,517	—	—	365,529,026
Mid Value	29,970,693	514,499,714	601,145	(37,018,737)	2,564,071	38,446,218	—	—	519,092,411
Multifactor Emerging Markets ETF	7,099,008	191,891,169	26,976	(11,750,046)	511,603	9,076,782	2,683,796	—	189,756,484
Science & Technology	27,397,095	68,876,741	1,645,902	(24,834,731)	1,301,406	14,106,204	—	—	61,095,522
Short Duration Bond	10,825,811	102,802,538	9,338,656	(11,303,391)	(34,100)	(340,175)	2,630,241	—	100,463,528
Small Cap Core	17,393,147	271,415,173	3,906,001	(1,660,263)	(5,796)	3,243,791	—	—	276,898,906
Small Cap Dynamic Growth	7,718,673	125,440,283	1,195,752	(21,525,470)	(5,921,606)	29,481,315	—	—	128,670,274
Small Cap Value	8,704,008	145,951,767	3,868,950	—	—	410,461	—	—	150,231,178
Strategic Income Opportunities	22,106,866	215,050,866	7,194,216	(1,048,688)	(27,321)	(3,195,373)	3,855,760	—	217,973,700
U.S. Sector Rotation	39,421,546	365,664,684	64,880,450	(29,014,715)	592,493	54,378,593	—	—	456,501,505
					$33,650,647	$592,395,509	$38,741,946	—	$8,411,574,347
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	4,237,493	$255,978,170	$415,780	$(61,096,028)	$35,350,029	$22,796,529	—	—	$253,444,480
Bond	54,118,898	740,542,212	30,491,849	(33,647,564)	(6,662,579)	(8,777,815)	$16,223,641	—	721,946,103
Capital Appreciation	8,573,613	145,437,043	588,212	(30,662,902)	2,511,096	25,820,309	—	—	143,693,758
39	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	35,651,741	$352,122,255	—	$(26,179,119)	$(885,065)	$25,042,022	—	—	$350,100,093
Core Bond	25,258,798	256,591,449	$36,919,264	(14,854,560)	(2,266,875)	(3,846,850)	$4,878,871	—	272,542,428
Disciplined Value	7,863,358	192,787,912	460,196	(19,667,509)	3,810,002	15,183,034	—	—	192,573,635
Disciplined Value International	18,661,225	290,975,698	5,366,543	(26,502,052)	3,057,190	14,485,479	—	—	287,382,858
Diversified Macro	6,396,357	57,436,298	7,850,499	(8,824,429)	338,158	6,459,447	—	—	63,259,973
Diversified Real Assets	19,160,864	234,055,852	1,267,778	(14,888,931)	1,128,029	8,559,243	—	—	230,121,971
Emerging Markets Debt	34,545,486	280,478,902	8,418,413	(25,260,848)	(6,677,297)	4,204,701	8,418,414	—	261,163,871
Emerging Markets Equity	20,050,277	193,022,269	—	(12,278,173)	(3,658,381)	12,589,901	—	—	189,675,616
Equity Income	14,374,176	286,684,574	3,909,963	(24,469,241)	2,372,343	17,260,974	2,297,797	—	285,758,613
Financial Industries	3,298,191	54,432,395	471,856	(4,716,003)	251,154	4,244,599	—	—	54,684,001
Floating Rate Income	30,524,143	175,299,314	62,276,055	(3,502,041)	(68,473)	(495,158)	8,764,828	—	233,509,697
Fundamental Global Franchise	5,703,504	69,908,334	—	(6,596,497)	511,243	4,276,756	—	—	68,099,836
Fundamental Large Cap Core	3,139,816	233,808,266	—	(26,454,251)	4,724,732	22,057,313	—	—	234,136,060
Global Equity	11,673,038	154,371,022	—	(14,919,385)	2,467,448	10,880,987	—	—	152,800,072
Global Shareholder Yield	3,385,942	39,073,455	654,168	(3,243,129)	479,465	1,974,376	654,169	—	38,938,335
Global Thematic Opportunities	2,696,355	39,081,271	171,733	(4,610,076)	1,189,314	2,914,377	—	—	38,746,619
Health Sciences	12,897,279	66,789,893	154,325	(6,812,108)	(20,535)	5,148,656	—	—	65,260,231
High Yield	66,782,900	212,696,501	7,381,876	(17,528,760)	(2,278,625)	77,707	6,599,593	—	200,348,699
International Dynamic Growth	6,251,840	86,330,529	199,414	(23,474,799)	3,236,818	16,669,959	—	—	82,961,921
International Growth	5,065,591	137,034,570	951,676	(13,749,037)	1,472,639	10,402,592	—	—	136,112,440
International Small Company	8,270,366	89,886,924	1,853,508	(5,720,927)	1,002,411	1,470,996	—	—	88,492,912
International Strategic Equity Allocation	35,229,901	366,652,672	2,791,892	(35,883,058)	(60,558)	19,150,361	—	—	352,651,309
John Hancock Collateral Trust	126	18,744	1,589,427	(1,606,939)	28	(2)	1,541	—	1,258
Mid Cap Growth	14,131,006	226,006,992	4,327,274	(22,771,536)	(9,900,568)	27,162,136	—	—	224,824,298
Mid Value	19,598,396	342,148,715	536,141	(30,353,009)	2,011,083	25,101,280	—	—	339,444,210
Multi-Asset High Income	4,132,593	38,955,403	1,029,223	(2,095,419)	(162,459)	1,243,605	974,176	—	38,970,353
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	40

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Emerging Markets ETF	4,550,829	$125,504,730	$32,653	$(10,076,263)	$291,741	$5,890,798	$1,712,692	—	$121,643,659
Science & Technology	20,867,773	54,733,923	2,178,282	(22,399,267)	1,096,874	10,925,323	—	—	46,535,135
Short Duration Bond	27,180,116	264,881,158	12,304,826	(24,004,623)	(2,124,110)	1,174,228	6,600,971	—	252,231,479
Small Cap Core	10,974,411	174,583,571	3,819,773	(5,898,413)	320,181	1,887,514	—	—	174,712,626
Small Cap Dynamic Growth	4,752,232	78,755,152	1,398,323	(15,592,776)	(2,536,852)	17,195,856	—	—	79,219,703
Small Cap Value	6,153,542	105,391,368	2,877,359	(2,365,247)	10,460	296,201	—	—	106,210,141
Strategic Income Opportunities	47,727,187	471,687,602	12,627,928	(6,626,412)	(266,001)	(6,833,054)	8,425,012	—	470,590,063
U.S. Sector Rotation	37,703,967	363,450,337	52,849,028	(33,666,395)	1,058,419	52,920,554	—	—	436,611,943
					$31,122,479	$375,514,934	$65,551,705	—	$7,289,400,399
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	695,147	$43,551,305	$61,134	$(11,716,993)	$6,148,905	$3,532,384	—	—	$41,576,735
Bond	20,786,147	293,021,862	9,447,017	(19,103,095)	(3,693,973)	(2,384,615)	$6,339,785	—	277,287,196
Capital Appreciation	1,433,224	25,133,807	438,875	(6,378,325)	834,215	3,992,268	—	—	24,020,840
Capital Appreciation Value	9,366,871	96,014,613	—	(10,537,210)	(308,831)	6,814,104	—	—	91,982,676
Core Bond	21,126,336	235,945,423	11,015,465	(13,591,736)	(2,399,674)	(3,016,317)	4,185,533	—	227,953,161
Disciplined Value	1,524,167	38,624,916	451,086	(5,518,167)	716,725	3,052,294	—	—	37,326,854
Disciplined Value International	3,323,405	53,330,042	1,456,762	(6,794,579)	772,476	2,415,729	—	—	51,180,430
Diversified Macro	2,223,998	22,734,048	724,775	(4,082,477)	114,522	2,504,468	—	—	21,995,336
Diversified Real Assets	3,592,425	45,484,595	1,345,003	(5,589,693)	449,656	1,455,458	—	—	43,145,019
Emerging Markets Debt	14,757,341	123,073,421	3,644,935	(14,086,323)	(3,464,638)	2,398,103	3,644,560	—	111,565,498
Emerging Markets Equity	2,277,395	22,668,385	333,070	(2,512,281)	(631,061)	1,686,047	—	—	21,544,160
Equity Income	2,716,776	55,986,275	1,235,978	(7,034,014)	1,113,376	2,707,900	435,409	—	54,009,515
Floating Rate Income	12,938,491	76,920,888	26,375,339	(4,084,742)	(300,250)	68,224	3,791,315	—	98,979,459
Fundamental Global Franchise	1,835,563	23,390,369	—	(3,075,035)	305,912	1,295,376	—	—	21,916,622
Fundamental Large Cap Core	582,765	45,066,652	—	(6,683,024)	1,386,400	3,686,729	—	—	43,456,757
Global Equity	3,456,394	47,351,235	—	(6,156,872)	342,451	3,707,381	—	—	45,244,195
Global Shareholder Yield	1,420,472	17,000,805	275,750	(2,006,710)	594,884	470,696	275,750	—	16,335,425
High Yield	28,289,179	93,330,678	2,940,225	(10,439,870)	(1,361,052)	397,555	2,855,164	—	84,867,536
41	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Infrastructure	809,276	$11,350,605	$742,783	$(1,509,478)	$316,654	$24,657	$173,275	—	$10,925,221
International Growth	1,651,428	46,153,192	623,745	(6,372,402)	(2,351,224)	6,320,547	—	—	44,373,858
International Small Company	1,734,155	19,396,892	462,443	(1,841,210)	308,904	228,433	—	—	18,555,462
International Strategic Equity Allocation	7,404,634	80,449,178	719,982	(11,142,727)	22,166	4,071,783	—	—	74,120,382
John Hancock Collateral Trust	115	1,182	566,757	(566,779)	(9)	—	396	—	1,151
Mid Cap Growth	2,890,714	47,921,732	927,668	(6,493,339)	(1,064,570)	4,699,770	—	—	45,991,261
Mid Value	3,268,724	58,968,832	1,199,311	(8,204,226)	632,134	4,018,252	—	—	56,614,303
Multi-Asset High Income	3,500,485	34,187,061	855,543	(2,973,972)	(218,887)	1,159,829	834,918	—	33,009,574
Multifactor Emerging Markets ETF	840,059	23,946,592	122,885	(2,797,237)	(23,593)	1,206,130	315,060	—	22,454,777
Short Duration Bond	13,287,714	133,826,392	4,598,555	(14,628,788)	(1,265,402)	779,229	3,276,303	—	123,309,986
Small Cap Core	776,999	12,694,180	721,078	(1,226,128)	69,417	111,270	—	—	12,369,817
Small Cap Dynamic Growth	1,227,532	20,996,290	922,175	(5,334,058)	(501,654)	4,380,212	—	—	20,462,965
Small Cap Value	1,281,838	22,700,660	1,242,485	(1,922,275)	17,059	86,587	—	—	22,124,516
Strategic Income Opportunities	15,956,139	163,373,129	3,428,228	(7,002,326)	(290,438)	(2,181,061)	2,878,505	—	157,327,532
U.S. Sector Rotation	7,258,965	74,422,450	9,043,516	(10,061,689)	594,576	10,059,962	—	—	84,058,815
					$(3,134,824)	$69,749,384	$29,005,973	—	$2,040,087,034
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	166,584	$10,542,187	$621,098	$(3,527,807)	$764,874	$1,563,064	—	—	$9,963,416
Bond	22,611,753	324,983,283	13,156,676	(29,861,360)	(5,653,431)	(984,389)	$6,953,317	—	301,640,779
Capital Appreciation	337,432	5,854,214	465,903	(1,809,116)	108,452	1,035,901	—	—	5,655,354
Capital Appreciation Value	3,632,690	37,443,480	17,480	(4,288,576)	(293)	2,500,924	—	—	35,673,015
Core Bond	23,792,848	273,887,935	12,616,109	(23,629,739)	(4,076,232)	(2,073,240)	4,763,107	—	256,724,833
Disciplined Value	323,606	8,318,429	388,511	(1,580,559)	190,030	608,693	—	—	7,925,104
Disciplined Value International	1,138,052	18,554,738	1,131,360	(3,239,626)	218,527	861,008	—	—	17,526,007
Emerging Markets Debt	15,007,201	126,461,429	4,726,697	(16,642,890)	(4,043,863)	2,953,067	3,689,731	—	113,454,440
Emerging Markets Equity	1,764,419	17,918,375	858,353	(2,901,774)	(859,497)	1,675,947	—	—	16,691,404
Equity Income	635,375	13,258,156	836,265	(2,357,012)	267,087	626,766	101,604	—	12,631,262
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	42

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	13,151,499	$79,038,832	$27,993,838	$(6,186,197)	$(457,064)	$219,561	$3,846,271	—	$100,608,970
Fundamental Global Franchise	684,172	8,789,549	98,069	(1,308,617)	125,101	464,909	—	—	8,169,011
Fundamental Large Cap Core	112,139	8,775,984	434,688	(1,822,245)	355,793	618,004	—	—	8,362,224
Global Equity	1,071,811	14,854,338	70,773	(2,143,180)	436,230	811,848	—	—	14,030,009
Global Shareholder Yield	946,620	11,426,414	198,438	(1,443,007)	454,565	249,721	182,572	—	10,886,131
High Yield	28,767,770	95,900,824	3,552,622	(12,185,910)	(1,527,403)	563,176	2,895,310	—	86,303,309
Infrastructure	2,151,498	30,536,652	2,983,975	(5,359,499)	990,712	(106,623)	457,368	—	29,045,217
International Growth	539,555	15,230,531	500,059	(2,515,015)	(715,362)	1,997,622	—	—	14,497,835
International Strategic Equity Allocation	4,138,981	45,832,225	2,004,602	(8,662,710)	387,902	1,869,179	—	—	41,431,198
John Hancock Collateral Trust	135	1,169	854,811	(854,636)	6	—	1,445	—	1,350
Mid Cap Growth	1,152,720	19,364,406	201,596	(2,656,552)	134,605	1,295,719	—	—	18,339,774
Mid Value	1,294,287	23,471,667	1,607,938	(4,498,865)	299,200	1,537,117	—	—	22,417,057
Multi-Asset High Income	3,556,403	35,129,151	1,137,739	(3,689,120)	(271,873)	1,230,985	843,117	—	33,536,882
Short Duration Bond	15,324,194	155,841,694	5,685,640	(18,777,747)	(1,531,795)	990,725	3,766,030	—	142,208,517
Small Cap Dynamic Growth	944,493	16,413,595	1,319,617	(4,989,044)	(286,342)	3,286,870	—	—	15,744,696
Small Cap Value	970,330	17,445,209	2,126,373	(2,924,289)	27,193	73,409	—	—	16,747,895
Strategic Income Opportunities	14,564,511	150,665,414	3,723,276	(8,552,465)	(301,543)	(1,928,608)	2,623,026	—	143,606,074
U.S. Sector Rotation	3,480,033	41,024,342	4,070,919	(10,331,951)	563,722	4,971,752	—	—	40,298,784
					$(14,400,699)	$26,913,107	$30,122,898	—	$1,524,120,547
43	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024, The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	44

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed each Fund’s performance and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer-term with certain exceptions noted in Appendix A.  In such cases, the Board considered the steps the Advisor has taken or plans to take to address performance and concluded that such performance is being monitored or reasonably addressed.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
45	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fees for the Funds are paid by the Advisor;
(j)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based on upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.
Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	46

any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Funds which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s sub-advisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data. The Board also took into account the sub-advisory fees paid by the Advisor to fees charged by the Subadvisor to manage other sub-advised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund managed by the Subadvisor has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the long term with certain exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)subadvisory fees are paid by the Adviser and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
47	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2023	Fees and expenses	Comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are lower than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted that the Fund outperformed its Morningstar peer group for the year-to-date period ended May 31, 2024.
The Board noted the Fund’s net management fees and net total expenses are lower than the peer group median.
Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-year period and underperformed the peer group median for the three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance for the one-, three-, ﬁve- and ten-year periods relative to the benchmark index and to the peer group median for the three-, five- and ten-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the one-year period.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	48

Portfolio (subadviser)	Performance as of 12.31.2023	Fees and expenses	Comments
Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-and ten-year periods.
The Board noted the Fund’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
Multimanager Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one- and three-year periods, outperformed the peer group median for the five-year period, and performed in-line with the peer group median for the ten-year period.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, ﬁve- and ten-year periods and to the peer group median for the one- and three-year periods including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the five-year period, and the Fund’s in-line performance with the peer group median for the ten-year period.
The Board noted the Fund outperformed its Morningstar peer group for the year-to-date period ended May 31, 2024.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
49	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio (subadviser)	Performance as of 12.31.2023	Fees and expenses	Comments
Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index - The Fund underperformed the benchmark index for the one-, three- and ten-year periods and performed in-line with the benchmark index for the five-year period.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to the limited size of Broadridge peer group for this purpose..
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three- and ten-year periods.
The Board noted the Fund’s in-line performance relative to the benchmark index for the five-year period and favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.

| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	50

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This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3666249	LSSA 6/24
8/2024

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	August 15, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	August 15, 2024
By:	/s/ Fernando A. Silva
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Fernando A. Silva
Chief Financial Officer
Date:	August 15, 2024